NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Acquisition Accounting (Policies)	12 Months Ended
Jun. 30, 2018
Policies
Acquisition Accounting

Acquisition Accounting

In accordance with ASC Topic 805, Business Combinations, the acquisition method of accounting requires recognition of assets acquired and liabilities assumed at their respective fair values at the date of acquisition. In connection with the acquisition of Zhangzhou Meiji as detailed in Note 11,  the Company acquired a land use right and buildings, and  determined that the acquisition constituted as an acquisition of assets for financial statement purposes, rather than an acquisition of a business.

For intangible assets, the Company uses the income, market, or cost approach (or a combination thereof) for the valuation as appropriate, and uses valuation inputs in these models and analyses that are based on market participant assumptions. Management values property, plant, and equipment using the cost approach supported where available by observable market data which includes consideration of obsolescence. Management's judgment is used to determine the estimated fair values assigned to assets acquired and liabilities assumed, as well as asset lives for property, plant, and equipment and amortization periods for intangible assets, and can materially affect the Company's results of operations.